Investment Risks	Feb. 27, 2026
Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Accelerated Return Risk Member
Prospectus [Line Items]
Risk [Text Block]
Accelerated Return Risk. There can be no guarantee that the Fund will be successful in its strategy to provide approximately twice the positive share price return, if any, of the Underlying Stock over an Outcome Period, subject to an Approximate Cap. If an investor purchases Fund shares after the beginning of an Outcome Period or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. In addition, because the Fund is designed to achieve Outcomes that change for each one month Outcome Period, the Outcomes that are achieved by the Fund for a one month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., three months or one year).

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Approximate Cap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Stock experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Outcome Period Risk Member
Prospectus [Line Items]
Risk [Text Block]
Outcome Period Risk. The Approximate Cap for an Outcome Period applies to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. Further, because the Fund is designed to produce returns that are twice those of the price return of the Underlying Stock (subject to the Approximate Cap) on the last day of the Outcome Period, if an investor sells Shares before the end of an Outcome Period such investor may sell at a point where the Fund’s performance does not exceed the performance of the Underlying Stock over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying Stock. If the Outcome Period has begun and the Fund has increased in value to a level near the Cap, an investor purchasing Shares at that price has little or no ability to achieve gains relating to the Underlying Stock or the Accelerated Return but remains vulnerable to downside risks.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Coinbase Global Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific (Coinbase Global) Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with operating companies and companies in the financial services industry, Coinbase Global faces risks that include but are not limited to: significant fluctuations in operating results; dependence of revenues on the prices of digital assets and transaction volumes on its platform; concentration of revenues in a limited number of digital assets; overall demand for and adoption of digital assets; macroeconomic conditions, including interest rate fluctuations; limitations on the development, growth, and functionality of digital assets and related technologies; cyberattacks, security breaches, and failures of information technology systems; a rapidly evolving and uncertain regulatory landscape; intense competition; material pending litigation, class actions, investigations, and regulatory enforcement actions; reliance on third-party service providers; and the potential theft, loss, or destruction of private keys required to access digital assets held in custody for customers or the company, which may be irreversible. Any of these risks could materially and adversely affect the company’s business, financial condition, results of operations, and prospects.
Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. Coinbase Global is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Coinbase Global and make no representation as to the performance of COIN. Investing in the Fund is not equivalent to investing in COIN. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to COIN.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Digital Assets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Digital Assets Risk. Coinbase Global's revenues come from transaction fees on digital asset transactions. The Fund is subject to digital assets risk due to its investment exposure to Coinbase Global. The trading prices of many digital assets, including Bitcoin, have experienced extreme volatility and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of bitcoin, could have a material adverse effect on the Shares. Bitcoins are bearer instruments and the loss or destruction of a private key required to access a bitcoin may be irreversible. If a private key is lost, destroyed or otherwise compromised and no backup of the private key is accessible, the owner would be unable to access the bitcoin corresponding to that private key and the private key will not be capable of being restored by the digital asset network. Digital asset networks and the software used to operate them are in the early stages of development. Given the recentness of the development of digital asset networks, bitcoin may not function as intended and parties may be unwilling to use bitcoin, which would dampen the growth, if any, of digital asset networks. Governance of many digital asset networks, such as the Bitcoin network, are by voluntary consensus and open competition. As a result, there may be a lack of consensus or clarity on the governance of digital asset networks, which may stymie each such network’s utility and ability to grow and face challenges.

There is a lack of consensus regarding the regulation of bitcoin and its market. As a result of the growth in the size of the bitcoin market, the U.S. Congress and a number of U.S. federal and state agencies (including FinCEN, SEC, OCC, CFTC, FINRA, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the Internal Revenue Service, state financial institution regulators, and others) have been examining the operations of digital asset networks, digital asset users and digital asset markets. Many of these state and federal agencies have brought enforcement actions or issued consumer advisories regarding the risks posed by digital assets to investors. Ongoing and future regulatory actions with respect to digital assets may alter, perhaps to a materially adverse extent, the nature of an investment in a digital asset.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Blockchain Risk Member
Prospectus [Line Items]
Risk [Text Block]
Blockchain Risk. Coinbase Global relies on blockchain networks for transaction settlement, custody and account integrity. Blockchain companies may be adversely impacted by government regulations or economic conditions. Blockchain technology is new and its uses are in many cases untested or unclear. These companies may also have significant exposure to fluctuations in the spot prices of digital assets, particularly to the extent that demand for a company’s hardware or services may increase as the spot price of digital assets increase. Blockchain companies typically face intense competition and potentially rapid product obsolescence. In addition, many blockchain companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Access to a given blockchain may require a specific cryptographic key (in effect a string of characters granting unique access to initiate transactions related to specific digital assets) or set of keys, the theft, loss, or destruction of which, either by accident or as a result of the efforts of a third party, could irrevocably impair a claim to the digital assets stored on that blockchain. Many blockchain companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some blockchain companies. For example, restrictions imposed by foreign governments, including China, on the use and mining of digital assets, may adversely impact blockchain companies and in turn the Fund. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Blockchain companies involved in digital assets may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. blockchain companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of blockchain companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on blockchain companies.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. The Fund is concentrated in the industry to which Coinbase Global is assigned (i.e., hold more than 25% of its total assets in investments that provide short exposure to the industry to which Coinbase Global is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, Coinbase Global is assigned to the financial services industry.
Financial Services Industry Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial industry may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the industry. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Concentration Risk, Financial Services Industry Riks Member
Prospectus [Line Items]
Risk [Text Block]
Financial Services Industry Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial industry may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the industry. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives, including the options used by the Fund, may create investment leverage, which could result in greater price volatility than other markets and losses that significantly exceed the Fund’s original investment. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Stock and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of COIN. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is above the strike price by an amount equal to or greater than the premium.
Purchased Call Options Risk. If a call option is not sold when it has remaining value and if the market price of the Underlying Stock remains less than or equal to the exercise price, the buyer will lose its entire investment in the call option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

FLEX Options Risk. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Swap Agreements Risk. The use of swap transactions is a specialized activity involving investment techniques and risks different from those associated with ordinary portfolio securities transactions. The success of the Fund in using swap agreements depends on the ability of the Adviser to structure such agreements in accordance with the Fund’s investment objective and to identify appropriate and creditworthy counterparties. Additionally, any financing, transaction, or other costs associated with the use of swap agreements may reduce the Fund’s returns. The swap agreements in which the Fund may invest are generally traded in the over-the-counter market, which typically provides less transparency than exchange-traded derivatives. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or “swapped” is calculated based on a notional amount, typically representing the value of a hypothetical investment in the underlying asset or basket of securities. If the Underlying Security experiences a significant movement that results in a material decline in the Fund’s net asset value, the terms of the swap agreement may permit or require the counterparty to close out the position. In such a case, the Fund may be unable to enter into another swap agreement or similar derivatives contract to maintain its desired exposure. This may prevent the Fund from achieving its investment objective, even if the Underlying Security later recovers all or part of its decline.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Derivatives Risk, Options Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of COIN. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Derivatives Risk, Written Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is above the strike price by an amount equal to or greater than the premium.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Derivatives Risk, Purchased Call Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Purchased Call Options Risk. If a call option is not sold when it has remaining value and if the market price of the Underlying Stock remains less than or equal to the exercise price, the buyer will lose its entire investment in the call option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Derivatives Risk, FLEX Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
FLEX Options Risk. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]
Swap Agreements Risk. The use of swap transactions is a specialized activity involving investment techniques and risks different from those associated with ordinary portfolio securities transactions. The success of the Fund in using swap agreements depends on the ability of the Adviser to structure such agreements in accordance with the Fund’s investment objective and to identify appropriate and creditworthy counterparties. Additionally, any financing, transaction, or other costs associated with the use of swap agreements may reduce the Fund’s returns. The swap agreements in which the Fund may invest are generally traded in the over-the-counter market, which typically provides less transparency than exchange-traded derivatives. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or “swapped” is calculated based on a notional amount, typically representing the value of a hypothetical investment in the underlying asset or basket of securities. If the Underlying Security experiences a significant movement that results in a material decline in the Fund’s net asset value, the terms of the swap agreement may permit or require the counterparty to close out the position. In such a case, the Fund may be unable to enter into another swap agreement or similar derivatives contract to maintain its desired exposure. This may prevent the Fund from achieving its investment objective, even if the Underlying Security later recovers all or part of its decline.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Clearing Member Default Risk Member
Prospectus [Line Items]
Risk [Text Block]
Clearing Member Default Risk. Transactions in some types of derivatives, including the options bought and sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the Fund’s or the Underlying Stock’s clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the options held by the Fund. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event that the OCC becomes insolvent or is otherwise unable to meet its clearing and settlement obligations, the Fund could suffer significant losses.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Transaction Cost Risk Member
Prospectus [Line Items]
Risk [Text Block]
Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every month, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund investment strategy. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Special Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Special Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the
Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | ETF Risks, Authorized Participants (“APs”), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | ETF Risks, Costs Of Buying Or Selling Shares Of The Fund Member
Prospectus [Line Items]
Risk [Text Block]
Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]
Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading. Although shares of the Fund are listed for trading on a national securities exchange, Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the
Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money on your investment in the Fund.
Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Accelerated Return Risk Member
Prospectus [Line Items]
Risk [Text Block]
Accelerated Return Risk. There can be no guarantee that the Fund will be successful in its strategy to provide approximately twice the positive share price return, if any, of the Underlying Stock over an Outcome Period, subject to an Approximate Cap. If an investor purchases Fund shares after the beginning of an Outcome Period or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. In addition, because the Fund is designed to achieve Outcomes that change for each one month Outcome Period, the Outcomes that are achieved by the Fund for a one month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., three months or one year).

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Approximate Cap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Stock experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Outcome Period Risk Member
Prospectus [Line Items]
Risk [Text Block]
Outcome Period Risk. The Approximate Cap for an Outcome Period applies to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. Further, because the Fund is designed to produce returns that are twice those of the price return of the Underlying Stock (subject to the Approximate Cap) on the last day of the Outcome Period, if an investor sells Shares before the end of an Outcome Period such investor may sell at a point where the Fund’s performance does not exceed the performance of the Underlying Stock over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying Stock. If the Outcome Period has begun and the Fund has increased in value to a level near the Cap, an investor purchasing Shares at that price has little or no ability to achieve gains relating to the Underlying Stock or the Accelerated Return but remains vulnerable to downside risks.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. MicroStrategy Inc. is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of MicroStrategy Inc. and make no representation as to the performance of MSTR. Investing in the Fund is not equivalent to investing in MSTR. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to MSTR.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. The Fund is concentrated in the industry to which MicroStrategy Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which MicroStrategy Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, MicroStrategy Inc. is assigned to the computer software industry.

Computer Software Industry Risk. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results. Many computer software companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives, including the options used by the Fund, may create investment leverage, which could result in greater price volatility than other markets and losses that significantly exceed the Fund’s original investment. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Stock and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of MSTR. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is above the strike price by an amount equal to or greater than the premium.

Purchased Call Options Risk. If a call option is not sold when it has remaining value and if the market price of the Underlying Stock remains less than or equal to the exercise price, the buyer will lose its entire investment in the call option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

FLEX Options Risk. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.
Swap Agreements Risk. The use of swap transactions is a specialized activity involving investment techniques and risks different from those associated with ordinary portfolio securities transactions. The success of the Fund in using swap agreements depends on the ability of the Adviser to structure such agreements in accordance with the Fund’s investment objective and to identify appropriate and creditworthy counterparties. Additionally, any financing, transaction, or other costs associated with the use of swap agreements may reduce the Fund’s returns. The swap agreements in which the Fund may invest are generally traded in the over-the-counter market, which typically provides less transparency than exchange-traded derivatives. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or “swapped” is calculated based on a notional amount, typically representing the value of a hypothetical investment in the underlying asset or basket of securities. If the Underlying Security experiences a significant movement that results in a material decline in the Fund’s net asset value, the terms of the swap agreement may permit or require the counterparty to close out the position. In such a case, the Fund may be unable to enter into another swap agreement or similar derivatives contract to maintain its desired exposure. This may prevent the Fund from achieving its investment objective, even if the Underlying Security later recovers all or part of its decline.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Derivatives Risk, Options Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of MSTR. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Derivatives Risk, Written Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is above the strike price by an amount equal to or greater than the premium.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Derivatives Risk, Purchased Call Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Purchased Call Options Risk. If a call option is not sold when it has remaining value and if the market price of the Underlying Stock remains less than or equal to the exercise price, the buyer will lose its entire investment in the call option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Derivatives Risk, FLEX Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
FLEX Options Risk. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]
Swap Agreements Risk. The use of swap transactions is a specialized activity involving investment techniques and risks different from those associated with ordinary portfolio securities transactions. The success of the Fund in using swap agreements depends on the ability of the Adviser to structure such agreements in accordance with the Fund’s investment objective and to identify appropriate and creditworthy counterparties. Additionally, any financing, transaction, or other costs associated with the use of swap agreements may reduce the Fund’s returns. The swap agreements in which the Fund may invest are generally traded in the over-the-counter market, which typically provides less transparency than exchange-traded derivatives. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or “swapped” is calculated based on a notional amount, typically representing the value of a hypothetical investment in the underlying asset or basket of securities. If the Underlying Security experiences a significant movement that results in a material decline in the Fund’s net asset value, the terms of the swap agreement may permit or require the counterparty to close out the position. In such a case, the Fund may be unable to enter into another swap agreement or similar derivatives contract to maintain its desired exposure. This may prevent the Fund from achieving its investment objective, even if the Underlying Security later recovers all or part of its decline.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Clearing Member Default Risk Member
Prospectus [Line Items]
Risk [Text Block]
Clearing Member Default Risk. Transactions in some types of derivatives, including the options bought and sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the Fund’s or the Underlying Stock’s clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the options held by the Fund. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event that the OCC becomes insolvent or is otherwise unable to meet its clearing and settlement obligations, the Fund could suffer significant losses.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Transaction Cost Risk Member
Prospectus [Line Items]
Risk [Text Block]
Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every month, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund investment strategy. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Special Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Special Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | ETF Risks, Authorized Participants (“APs”), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | ETF Risks, Costs Of Buying Or Selling Shares Of The Fund Member
Prospectus [Line Items]
Risk [Text Block]
Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]
Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading. Although shares of the Fund are listed for trading on a national securities exchange, Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Issuer-Specific (MicroStrategy Inc.) Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer-Specific (MicroStrategy Inc.) Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. The market price of MicroStrategy Inc.’s common stock may fluctuate widely in response to various factors which include, but are not limited to: fluctuations in the price of bitcoin, of which MicroStrategy Inc. has significant holdings; changes to MicroStrategy Inc.’s bitcoin acquisition strategy; announcement of additional capital raising transactions; regulatory, commercial and technical developments related to bitcoin or the Bitcoin blockchain; quarterly variations in MicroStrategy Inc.’s results of operations or those of its competitors; announcements about MicroStrategy Inc.’s earnings that are not in line with analyst expectations; announcements by MicroStrategy Inc. or its competitors of acquisitions, dispositions, new offerings, significant contracts, commercial relationships, or capital commitments; MicroStrategy Inc.’s ability to develop, market, and deliver new and enhanced offerings on a timely basis; commencement of, or MicroStrategy Inc.’s involvement in, litigation; recommendations by securities analysts or changes in earnings estimates and MicroStrategy Inc.’s ability to meet those estimates; investor perception of MSTR, including as compared to investment vehicles that are designed to track the price of bitcoin, such as spot bitcoin exchange traded products; announcements by MicroStrategy Inc.’s competitors of their earnings that are not in line with analyst expectations; and general economic conditions and slow or negative growth of related markets, including as a result of war, terrorism, infectious diseases, natural disasters and other global events, and government responses to such events.

The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of MSTR may be traded by short sellers which may put pressure on the supply and demand for the common stock of MSTR, further influencing volatility in its market price. Public perception and other factors outside of the control of MicroStrategy Inc. may additionally impact MSTR’s stock price due to MicroStrategy Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against MicroStrategy Inc. in the past. While MicroStrategy Inc. continues to defend such actions, any judgment against MicroStrategy Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of MicroStrategy Inc.’s attention and resources. If MSTR trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Bitcoin Risk Member
Prospectus [Line Items]
Risk [Text Block]
Bitcoin Risk. While the Fund will not directly invest in digital assets, it will be subject to the risks associated with Bitcoin by virtue of its investments in options contracts that reference MSTR. Investing in Bitcoin exposes investors (such as MicroStrategy Inc. and, in turn, MicroStrategy Inc. shareholders) to significant risks that are not typically present in other investments. These risks include the uncertainty surrounding new technology, limited evaluation due to Bitcoin’s short trading history, and the potential decline in adoption and value over the long term. The extreme volatility of Bitcoin’s price is also a risk factor. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for Bitcoin and restrict its usage. Additionally, risks associated with the sale of newly mined Bitcoin, Bitcoin exchanges, competition from alternative digital assets, mining operations, network modifications, and intellectual property claims pose further challenges to Bitcoin-linked investments.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Concentration Risk, Computer Software Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Computer Software Industry Risk. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results. Many computer software companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Sector Risk, Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money on your investment in the Fund.
Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Accelerated Return Risk Member
Prospectus [Line Items]
Risk [Text Block]
Accelerated Return Risk. There can be no guarantee that the Fund will be successful in its strategy to provide approximately twice the positive share price return, if any, of the Underlying Stock over an Outcome Period, subject to an Approximate Cap. If an investor purchases Fund shares after the beginning of an Outcome Period or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. In addition, because the Fund is designed to achieve Outcomes that change for each one month Outcome Period, the Outcomes that are achieved by the Fund for a one month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., three months or one year).

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Approximate Cap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underl1ying Stock experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Outcome Period Risk Member
Prospectus [Line Items]
Risk [Text Block]
Outcome Period Risk. The Approximate Cap for an Outcome Period applies to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. Further, because the Fund is designed to produce returns that are twice those of the price return of the Underlying Stock (subject to the Approximate Cap) on the last day of the Outcome Period, if an investor sells Shares before the end of an Outcome Period such investor may sell at a point where the Fund’s performance does not exceed the performance of the Underlying Stock over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying Stock. If the Outcome Period has begun and the Fund has increased in value to a level near the Cap, an investor purchasing Shares at that price has little or no ability to achieve gains relating to the Underlying Stock or the Accelerated Return but remains vulnerable to downside risks.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. Nvidia Corporation is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of NVIDIA Corp. and make no representation as to the performance of NVDA. Investing in the Fund is not equivalent to investing in NVDA. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to NVDA.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. The Fund is concentrated in the industry to which NVIDIA Corp. is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Nvidia Corporation is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, NVIDIA Corp. is assigned to the semiconductor industry.

Semiconductor Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
Derivatives, including the options used by the Fund, may create investment leverage, which could result in greater price volatility than other markets and losses that significantly exceed the Fund’s original investment. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Stock and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of NVDA. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is above the strike price by an amount equal to or greater than the premium.

Purchased Call Options Risk. If a call option is not sold when it has remaining value and if the market price of the Underlying Stock remains less than or equal to the exercise price, the buyer will lose its entire investment in the call option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

FLEX Options Risk. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Swap Agreements Risk. The use of swap transactions is a specialized activity involving investment techniques and risks different from those associated with ordinary portfolio securities transactions. The success of the Fund in using swap agreements depends on the ability of the Adviser to structure such agreements in accordance with the Fund’s investment objective and to identify appropriate and creditworthy counterparties. Additionally, any financing, transaction, or other costs associated with the use of swap agreements may reduce the Fund’s returns. The swap agreements in which the Fund may invest are generally traded in the over-the-counter market, which typically provides less transparency than exchange-traded derivatives. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or “swapped” is calculated based on a notional amount, typically representing the value of a hypothetical investment in the underlying asset or basket of securities. If the Underlying Security experiences a significant movement that results in a material decline in the Fund’s net asset value, the terms of the swap agreement may permit or require the counterparty to close out the position. In such a case, the Fund may be unable to enter into another swap agreement or similar derivatives contract to maintain its desired exposure. This may prevent the Fund from achieving its investment objective, even if the Underlying Security later recovers all or part of its decline.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Derivatives Risk, Options Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of NVDA. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Derivatives Risk, Written Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is above the strike price by an amount equal to or greater than the premium.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Derivatives Risk, Purchased Call Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Purchased Call Options Risk. If a call option is not sold when it has remaining value and if the market price of the Underlying Stock remains less than or equal to the exercise price, the buyer will lose its entire investment in the call option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Derivatives Risk, FLEX Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
FLEX Options Risk. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]
Swap Agreements Risk. The use of swap transactions is a specialized activity involving investment techniques and risks different from those associated with ordinary portfolio securities transactions. The success of the Fund in using swap agreements depends on the ability of the Adviser to structure such agreements in accordance with the Fund’s investment objective and to identify appropriate and creditworthy counterparties. Additionally, any financing, transaction, or other costs associated with the use of swap agreements may reduce the Fund’s returns. The swap agreements in which the Fund may invest are generally traded in the over-the-counter market, which typically provides less transparency than exchange-traded derivatives. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or “swapped” is calculated based on a notional amount, typically representing the value of a hypothetical investment in the underlying asset or basket of securities. If the Underlying Security experiences a significant movement that results in a material decline in the Fund’s net asset value, the terms of the swap agreement may permit or require the counterparty to close out the position. In such a case, the Fund may be unable to enter into another swap agreement or similar derivatives contract to maintain its desired exposure. This may prevent the Fund from achieving its investment objective, even if the Underlying Security later recovers all or part of its decline.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Clearing Member Default Risk Member
Prospectus [Line Items]
Risk [Text Block]
Clearing Member Default Risk. Transactions in some types of derivatives, including the options bought and sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the Fund’s or the Underlying Stock’s clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the options held by the Fund. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event that the OCC becomes insolvent or is otherwise unable to meet its clearing and settlement obligations, the Fund could suffer significant losses.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Transaction Cost Risk Member
Prospectus [Line Items]
Risk [Text Block]
Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every month, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund investment strategy. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Special Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Special Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
Trading. Although shares of the Fund are listed for trading on a national securities exchange, Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | ETF Risks, Authorized Participants (“APs”), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | ETF Risks, Costs Of Buying Or Selling Shares Of The Fund Member
Prospectus [Line Items]
Risk [Text Block]
Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]
Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading. Although shares of the Fund are listed for trading on a national securities exchange, Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Sector Risk, Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Issuer-Specific (NVIDIA Corp.) Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer-Specific (NVIDIA Corp.) Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with operating companies and companies in the semiconductors and semiconductor equipment industry, Nvidia Corporation faces risks that include, but are not limited to: its ability to meet the evolving demands of its end markets, including gaming, data center, professional visualization and automotive; intense competition; changes in customer demand; supply chain disruptions, manufacturing delays and capacity constraints; potential mismatches between supply and demand resulting in product shortages or excess inventory; dependence on third-party manufacturers and suppliers to fabricate, assemble, test and package its products, which limits control over production schedules, yields and quality; product defects; international sales and operations, including adverse economic conditions, geopolitical developments and trade restrictions; U.S. export controls and other government regulations that limit or restrict sales to certain countries or customers; impacts of climate change, including energy and water availability; risks related to business investments and acquisitions; revenue concentration among a limited number of customers, partners and distributors; ability to attract and retain key personnel; cybersecurity and data protection incidents; business disruptions and failures of information systems; fluctuations in operating results; increased scrutiny related to environmental, social and governance matters; risks associated with the development, deployment and regulation of AI; intellectual property protection; evolving data privacy, security, tax and other regulatory requirements; and other legal and compliance risks. Any of these risks could materially and adversely affect the company’s business, financial condition, results of operations, and prospects.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Artificial Intelligence Risk Member
Prospectus [Line Items]
Risk [Text Block]
Artificial Intelligence Risk. NVIDIA Corp. derives a substantial portion of its business from providing graphics processing units (GPUs) and software platforms for AI workloads. Companies engaged in AI and big data typically face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. AI and big data companies typically engage in significant amounts of spending on research and development, as well as mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. AI and big data companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, AI technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. AI and big data companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis. The customers and/or suppliers of AI and big data companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on AI and big data companies. Country, government, and/or region-specific regulations or restrictions could have an impact on AI and big data companies.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Concentration Risk, Semiconductor Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money on your investment in the Fund.
Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Accelerated Return Risk Member
Prospectus [Line Items]
Risk [Text Block]
Accelerated Return Risk. There can be no guarantee that the Fund will be successful in its strategy to provide approximately twice the positive share price return, if any, of the Underlying Stock over an Outcome Period, subject to an Approximate Cap. If an investor purchases Fund shares after the beginning of an Outcome Period or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. In addition, because the Fund is designed to achieve Outcomes that change for each one month Outcome Period, the Outcomes that are achieved by the Fund for a one month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., three months or one year).

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Approximate Cap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Stock experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Outcome Period Risk Member
Prospectus [Line Items]
Risk [Text Block]
Outcome Period Risk. The Approximate Cap for an Outcome Period applies to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. Further, because the Fund is designed to produce returns that are twice those of the price return of the Underlying Stock (subject to the Approximate Cap) on the last day of the Outcome Period, if an investor sells Shares before the end of an Outcome Period such investor may sell at a point where the Fund’s performance does not exceed the performance of the Underlying Stock over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying Stock. If the Outcome Period has begun and the Fund has increased in value to a level near the Cap, an investor purchasing Shares at that price has little or no ability to achieve gains relating to the Underlying Stock or the Accelerated Return but remains vulnerable to downside risks.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. Palantir is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Palantir and make no representation as to the performance of PLTR. Investing in the Fund is not equivalent to investing in PLTR. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to PLTR.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. The Fund is concentrated in the industry to which Palantir is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Palantir is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, Palantir is assigned to the software and services industry.

Software and Services Industry Risk. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.
Many computer software companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology."

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives, including the options used by the Fund, may create investment leverage, which could result in greater price volatility than other markets and losses that significantly exceed the Fund’s original investment. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Stock and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of PLTR. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is above the strike price by an amount equal to or greater than the premium.

Purchased Call Options Risk. If a call option is not sold when it has remaining value and if the market price of the Underlying Stock remains less than or equal to the exercise price, the buyer will lose its entire investment in the call option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

FLEX Options Risk. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Swap Agreements Risk. The use of swap transactions is a specialized activity involving investment techniques and risks different from those associated with ordinary portfolio securities transactions. The success of the Fund in using swap agreements depends on the ability of the Adviser to structure such agreements in accordance with the Fund’s investment objective and to identify appropriate and creditworthy counterparties. Additionally, any financing, transaction, or other costs associated with the use of swap agreements may reduce the Fund’s returns. The swap agreements in which the Fund may invest are generally traded in the over-the-counter market, which typically provides less transparency than exchange-traded derivatives. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or “swapped” is calculated based on a notional amount, typically representing the value of a hypothetical investment in the underlying asset or basket of securities. If the Underlying Security experiences a significant movement that results in a material decline in the Fund’s net asset value, the terms of the swap agreement may permit or require the counterparty to close out the position. In such a case, the Fund may be unable to enter into another swap agreement or similar derivatives contract to maintain its desired exposure. This may prevent the Fund from achieving its investment objective, even if the Underlying Security later recovers all or part of its decline.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Derivatives Risk, Options Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of PLTR. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Derivatives Risk, Written Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is above the strike price by an amount equal to or greater than the premium.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Derivatives Risk, Purchased Call Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Purchased Call Options Risk. If a call option is not sold when it has remaining value and if the market price of the Underlying Stock remains less than or equal to the exercise price, the buyer will lose its entire investment in the call option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Derivatives Risk, FLEX Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
FLEX Options Risk. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]
Swap Agreements Risk. The use of swap transactions is a specialized activity involving investment techniques and risks different from those associated with ordinary portfolio securities transactions. The success of the Fund in using swap agreements depends on the ability of the Adviser to structure such agreements in accordance with the Fund’s investment objective and to identify appropriate and creditworthy counterparties. Additionally, any financing, transaction, or other costs associated with the use of swap agreements may reduce the Fund’s returns. The swap agreements in which the Fund may invest are generally traded in the over-the-counter market, which typically provides less transparency than exchange-traded derivatives. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or “swapped” is calculated based on a notional amount, typically representing the value of a hypothetical investment in the underlying asset or basket of securities. If the Underlying Security experiences a significant movement that results in a material decline in the Fund’s net asset value, the terms of the swap agreement may permit or require the counterparty to close out the position. In such a case, the Fund may be unable to enter into another swap agreement or similar derivatives contract to maintain its desired exposure. This may prevent the Fund from achieving its investment objective, even if the Underlying Security later recovers all or part of its decline.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Clearing Member Default Risk Member
Prospectus [Line Items]
Risk [Text Block]
Clearing Member Default Risk. Transactions in some types of derivatives, including the options bought and sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the Fund’s or the Underlying Stock’s clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the options held by the Fund. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event that the OCC becomes insolvent or is otherwise unable to meet its clearing and settlement obligations, the Fund could suffer significant losses.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Transaction Cost Risk Member
Prospectus [Line Items]
Risk [Text Block]
Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every month, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund investment strategy. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Special Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Special Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
Trading. Although shares of the Fund are listed for trading on a national securities exchange, Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | ETF Risks, Authorized Participants (“APs”), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | ETF Risks, Costs Of Buying Or Selling Shares Of The Fund Member
Prospectus [Line Items]
Risk [Text Block]
Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]
Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading. Although shares of the Fund are listed for trading on a national securities exchange, Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Sector Risk, Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Artificial Intelligence Risk Member
Prospectus [Line Items]
Risk [Text Block]
Artificial Intelligence (“AI”) Risk. Palentir incorporates AI and machine learning capabilities into its data integration and analytics platforms. Companies engaged in AI and big data typically face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. AI and big data companies typically engage in significant amounts of spending on research and development, as well as mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. AI and big data companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, AI technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. AI and big data companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis. The customers and/or suppliers of AI and big data companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on AI and big data companies. Country, government, and/or region-specific regulations or restrictions could have an impact on AI and big data companies.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Palantir Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer-Specific (Palantir) Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the software and services industry, Palantir faces risks that include, but are not limited to: its reliance on a limited number of customers, including government agencies, for a substantial portion of its revenue; long and unpredictable sales cycles; the development, deployment and adoption of new technologies and artificial intelligence capabilities; dependence on third-party products and services; the ability to attract, retain, train and motivate qualified personnel and senior management; intense competition; cybersecurity incidents and data protection failures; intellectual property protection; reputational and ethical concerns; and evolving regulatory, legal and litigation risks. Any of these risks could materially and adversely affect the company’s business, financial condition and results of operations.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Concentration Risk, Software And Services Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Software and Services Industry Risk. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.
Many computer software companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology."

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money on your investment in the Fund.
Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Accelerated Return Risk Member
Prospectus [Line Items]
Risk [Text Block]
Accelerated Return Risk. There can be no guarantee that the Fund will be successful in its strategy to provide approximately twice the positive share price return, if any, of the Underlying Stock over an Outcome Period, subject to an Approximate Cap. If an investor purchases Fund shares after the beginning of an Outcome Period or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. In addition, because the Fund is designed to achieve Outcomes that change for each one month Outcome Period, the Outcomes that are achieved by the Fund for a one month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., three months or one year).

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Approximate Cap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Stock experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Outcome Period Risk Member
Prospectus [Line Items]
Risk [Text Block]
Outcome Period Risk. The Approximate Cap for an Outcome Period applies to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. Further, because the Fund is designed to produce returns that are twice those of the price return of the Underlying Stock (subject to the Approximate Cap) on the last day of the Outcome Period, if an investor sells Shares before the end of an Outcome Period such investor may sell at a point where the Fund’s performance does not exceed the performance of the Underlying Stock over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying Stock. If the Outcome Period has begun and the Fund has increased in value to a level near the Cap, an investor purchasing Shares at that price has little or no ability to achieve gains relating to the Underlying Stock or the Accelerated Return but remains vulnerable to downside risks.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. Tesla is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Tesla and make no representation as to the performance of TSLA. Investing in the Fund is not equivalent to investing in TSLA. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to TSLA.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. The Fund is concentrated in the industry to which Tesla is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Tesla is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, TSLA is assigned to the automotive and components industry.

Automobiles and Components Industry Risk. The automobiles and components industry undergoes rapid transformation driven by technological innovation, evolving emissions regulations, and shifting consumer preferences. Companies face substantial competition, including from new market entrants in electric vehicles (EVs) and mobility services. Capital-intensive research and development is required to keep pace in electrification, autonomous driving, and connected-vehicle technologies. Companies developing or deploying autonomous driving technologies are subject to a range of risks, including technological failures, cybersecurity breaches, and system malfunctions. Regulatory requirements and liability frameworks for autonomous vehicles are evolving, and non-compliance or accidents could result in litigation, financial losses, or reputational harm. Delays in adoption, competitive pressures, or consumer resistance could also adversely affect the company’s results of operations and market position. Supply chain disruptions, such as shortages of semiconductors, and tariff changes can adversely impact production. Additionally, macroeconomic factors influencing consumer demand, like interest rates and disposable income, can materially affect revenues and earnings.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives, including the options used by the Fund, may create investment leverage, which could result in greater price volatility than other markets and losses that significantly exceed the Fund’s original investment. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Stock and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of TSLA. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is above the strike price by an amount equal to or greater than the premium.

Purchased Call Options Risk. If a call option is not sold when it has remaining value and if the market price of the Underlying Stock remains less than or equal to the exercise price, the buyer will lose its entire investment in the call option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.
FLEX Options Risk. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Swap Agreements Risk. The use of swap transactions is a specialized activity involving investment techniques and risks different from those associated with ordinary portfolio securities transactions. The success of the Fund in using swap agreements depends on the ability of the Adviser to structure such agreements in accordance with the Fund’s investment objective and to identify appropriate and creditworthy counterparties. Additionally, any financing, transaction, or other costs associated with the use of swap agreements may reduce the Fund’s returns. The swap agreements in which the Fund may invest are generally traded in the over-the-counter market, which typically provides less transparency than exchange-traded derivatives. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or “swapped” is calculated based on a notional amount, typically representing the value of a hypothetical investment in the underlying asset or basket of securities. If the Underlying Security experiences a significant movement that results in a material decline in the Fund’s net asset value, the terms of the swap agreement may permit or require the counterparty to close out the position. In such a case, the Fund may be unable to enter into another swap agreement or similar derivatives contract to maintain its desired exposure. This may prevent the Fund from achieving its investment objective, even if the Underlying Security later recovers all or part of its decline.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Derivatives Risk, Options Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of TSLA. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Derivatives Risk, Written Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Underlying Stock at expiration is above the strike price by an amount equal to or greater than the premium.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Derivatives Risk, Purchased Call Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Purchased Call Options Risk. If a call option is not sold when it has remaining value and if the market price of the Underlying Stock remains less than or equal to the exercise price, the buyer will lose its entire investment in the call option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Derivatives Risk, FLEX Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
FLEX Options Risk. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]
Swap Agreements Risk. The use of swap transactions is a specialized activity involving investment techniques and risks different from those associated with ordinary portfolio securities transactions. The success of the Fund in using swap agreements depends on the ability of the Adviser to structure such agreements in accordance with the Fund’s investment objective and to identify appropriate and creditworthy counterparties. Additionally, any financing, transaction, or other costs associated with the use of swap agreements may reduce the Fund’s returns. The swap agreements in which the Fund may invest are generally traded in the over-the-counter market, which typically provides less transparency than exchange-traded derivatives. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or “swapped” is calculated based on a notional amount, typically representing the value of a hypothetical investment in the underlying asset or basket of securities. If the Underlying Security experiences a significant movement that results in a material decline in the Fund’s net asset value, the terms of the swap agreement may permit or require the counterparty to close out the position. In such a case, the Fund may be unable to enter into another swap agreement or similar derivatives contract to maintain its desired exposure. This may prevent the Fund from achieving its investment objective, even if the Underlying Security later recovers all or part of its decline.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Clearing Member Default Risk Member
Prospectus [Line Items]
Risk [Text Block]
Clearing Member Default Risk. Transactions in some types of derivatives, including the options bought and sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the Fund’s or the Underlying Stock’s clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the options held by the Fund. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event that the OCC becomes insolvent or is otherwise unable to meet its clearing and settlement obligations, the Fund could suffer significant losses.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Transaction Cost Risk Member
Prospectus [Line Items]
Risk [Text Block]
Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every month, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund investment strategy. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Special Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Special Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
Trading. Although shares of the Fund are listed for trading on a national securities exchange, Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | ETF Risks, Authorized Participants (“APs”), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | ETF Risks, Costs Of Buying Or Selling Shares Of The Fund Member
Prospectus [Line Items]
Risk [Text Block]
Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]
Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading. Although shares of the Fund are listed for trading on a national securities exchange, Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Issuer-Specific (Tesla) Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer-Specific (Tesla) Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies, electric and autonomous vehicles, automotive and components industry, Tesla faces risks that include, but are not limited to: supply chain disruptions, manufacturing and production delays, and increases in raw material, energy, and labor costs; fluctuations in demand for its vehicles and energy products; product liability claims and regulatory scrutiny related to vehicle safety and autonomous driving features; its ability to attract, hire, and retain highly skilled personnel; and its reliance on key executives, including Elon Musk, its Chief Executive Officer. Tesla’s stock price has been and may continue to be highly volatile due to a variety of factors, including operating performance, market perception, and broader market conditions.

Tesla holds digital assets, including Bitcoin, as part of its treasury operations. The market value of such assets can be highly volatile, and changes in their value may adversely affect the Tesla’s financial condition, operating results, or stock price. Because the Fund seeks daily investment results that correspond to twice the daily performance of Tesla’s common stock, increased volatility in Tesla's stock may result in increased volatility of the Fund. The Fund does not invest directly in digital assets. Any of these risks could materially and adversely affect the company’s business, financial condition, results of operations, and prospects.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Concentration Risk, Automobile And Components Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Automobiles and Components Industry Risk. The automobiles and components industry undergoes rapid transformation driven by technological innovation, evolving emissions regulations, and shifting consumer preferences. Companies face substantial competition, including from new market entrants in electric vehicles (EVs) and mobility services. Capital-intensive research and development is required to keep pace in electrification, autonomous driving, and connected-vehicle technologies. Companies developing or deploying autonomous driving technologies are subject to a range of risks, including technological failures, cybersecurity breaches, and system malfunctions. Regulatory requirements and liability frameworks for autonomous vehicles are evolving, and non-compliance or accidents could result in litigation, financial losses, or reputational harm. Delays in adoption, competitive pressures, or consumer resistance could also adversely affect the company’s results of operations and market position. Supply chain disruptions, such as shortages of semiconductors, and tariff changes can adversely impact production. Additionally, macroeconomic factors influencing consumer demand, like interest rates and disposable income, can materially affect revenues and earnings.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Sector Risk, Consumer Discretionary Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Distribution Risk Member
Prospectus [Line Items]
Risk [Text Block]
Distribution Risk. The Fund currently expects to make distributions on a monthly basis. Such frequent distributions may expose investors to increased tax liabilities. However, these distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a portion of the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases Fund Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money on your investment in the Fund.
Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.